Fair Value Measurements (Details) - Schedule of assets that are measured at fair value on a recurring basis - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Level 1 [Member]
Assets:
Marketable securities held in Trust Account	$ 330,251,556	$ 329,755,798